TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Schedule of provisions for tax, civil and labor claims

	2023	2022
a) Tax provisions	1,737,984	1,530,040
b) Labor provisions	413,179	463,452
c) Civil provisions	34,662	32,511
	2,185,825	2,026,003

Schedule of changes in the tax, labor and civil provisions

	2023	2022	2021
Balance at the beginning of the year	2,026,003	1,741,026	1,172,511
(+) Additions	208,219	385,662	801,412
(+) Interests	157,227	194,170	42,435
(-) Payments and reversal of accrued amounts	(205,202)	(293,536)	(276,251)
(+) Foreign exchange effect on provisions in foreign currency	(422)	(1,319)	919
Balance at the end of the year	2,185,825	2,026,003	1,741,026

Schedule of judicial deposits related to tax, labor and civil lawsuits

	2023	2022
Tax	1,828,611	1,603,136
Labor	56,640	67,911
Civil	178,819	154,852
	2,064,070	1,825,899